Related-Party Transactions - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Deposits from executive officers, directors and their related business interests	$ 2.2	$ 2.3